REGULATORY CAPITAL (Detail Textuals)	Dec. 31, 2014	Dec. 31, 2013
Regulatory Capital [Abstract]
Minimum tangible capital to adjusted total assets	1.50%	1.50%
Minimum core capital to adjusted total assets	4.00%	4.00%
Minimum risk-based capital to risk weighted assets	8.00%	8.00%